BENEFIT PLANS - Defined Benefit Plans (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 20, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2017
Change in plan assets [Roll Forward]
Defined benefit plan, accumulated benefit obligation		$ 382,517
Net funded status relating to defined benefit plans [Abstract]
Long-term defined benefit plan obligations		(84,106)			$ (93,849)
Cablevision Defined Benefit Plans
Change in benefit obligation [Roll Forward]
Projected benefit obligation at beginning of year	$ 403,963	403,963
Interest cost		6,946
Actuarial (gain) loss		(11,429)
Benefits paid		(28,062)
Projected benefit obligation at end of year		382,517	$ 403,963
Change in plan assets [Roll Forward]
Fair value of plan assets at beginning of year	297,846	297,846
Actual return (loss) on plan assets, net		5,829
Employer contributions		8,505
Benefits paid		(28,062)
Fair value of plan assets at end of year		284,118	297,846
Unfunded status at end of year		(98,399)
Net funded status relating to defined benefit plans [Abstract]
Defined Benefit Plans		(98,399)
Long-term defined benefit plan obligations		(84,106)
Components of net periodic benefit cost [Abstract]
Interest cost		6,946
Expected return on plan assets, net		(4,022)
Curtailment loss		231
Settlement loss (reclassified from accumulated other comprehensive loss)		(154)
Net periodic benefit cost		$ 3,001
CSC Supplemental Benefit Plan
Cablevision Defined Benefit Plans [Abstract]
Vesting percentage (in hundredths)		100.00%
Excess Cash Balance Plan and CSC Supplemental Benefit Plan [Member]
Net funded status relating to defined benefit plans [Abstract]
Less: Current portion related to nonqualified plans		$ 14,293
Cablevision Systems Corporation And Subsidiaries
Net funded status relating to defined benefit plans [Abstract]
Long-term defined benefit plan obligations			(99,228)
Cablevision Systems Corporation And Subsidiaries | Cablevision Defined Benefit Plans
Change in benefit obligation [Roll Forward]
Projected benefit obligation at beginning of year	403,963	403,963	430,846
Service cost			344	$ 774
Interest cost	7,130		15,523	18,040
Actuarial (gain) loss			(14,912)
Benefits paid			(27,838)
Projected benefit obligation at end of year			403,963	430,846
Change in plan assets [Roll Forward]
Fair value of plan assets at beginning of year	297,846	$ 297,846	303,676
Actual return (loss) on plan assets, net			(3,921)
Employer contributions			25,929
Benefits paid			(27,838)
Fair value of plan assets at end of year			297,846	303,676
Unfunded status at end of year			(106,117)
Defined benefit plan, accumulated benefit obligation			403,963
Net funded status relating to defined benefit plans [Abstract]
Defined Benefit Plans			(106,117)
Long-term defined benefit plan obligations			(99,228)
Components of net periodic benefit cost [Abstract]
Service cost			344	774
Interest cost	7,130		15,523	18,040
Expected return on plan assets, net	(3,565)		(8,297)	(9,548)
Curtailment loss	(1,446)		1,294	2,364
Settlement loss (reclassified from accumulated other comprehensive loss)	1,655		3,822	5,348
Net periodic benefit cost	$ 3,774		12,686	$ 16,978
Cablevision Systems Corporation And Subsidiaries | CSC Supplemental Benefit Plan
Cablevision Defined Benefit Plans [Abstract]
Vesting percentage (in hundredths)	100.00%
Cablevision Systems Corporation And Subsidiaries | Excess Cash Balance Plan and CSC Supplemental Benefit Plan [Member]
Net funded status relating to defined benefit plans [Abstract]
Less: Current portion related to nonqualified plans			$ 6,889